Property and Equipment, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 29, 2020 CNY (¥)	Feb. 29, 2020 USD ($)	Feb. 28, 2019 CNY (¥)	Feb. 28, 2018 CNY (¥)
Property Plant And Equipment [Abstract]
Depreciation expense	¥ 15,424	$ 2,206	¥ 14,528	¥ 6,537